EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Summary Prospectus dated April 15, 2014

The following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers.  The Fund is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance, who has managed the Fund since 2010.

June 30, 2014	15307 6.30.14

EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Prospectus dated April 15, 2014

1.  The following replaces “Portfolio Managers.” under “Management” in “Fund Summaries – Eaton Vance VT Large-Cap Value Fund”:

Portfolio Managers.  The Fund is managed by:

Edward J. Perkin, CFA (lead portfolio manager), Chief Equity Investment Officer and Vice President of Eaton Vance, who has managed the Fund since June 30, 2014; and

John D. Crowley, Vice President of Eaton Vance, who has managed the Fund since 2010.

2.  The following replaces the third paragraph under “VT Large-Cap Value Fund.” in “Management.” under “Management and Organization”:

The Fund is managed by Edward J. Perkin, CFA (lead portfolio manager) and John D. Crowley.  Mr. Perkin has served as a portfolio manager of the Fund since June 30, 2014 and manages other Eaton Vance portfolios. He is Chief Equity Investment Officer and Vice President of Eaton Vance.  Prior to joining Eaton Vance in 2014, Mr. Perkin was Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global, at Goldman Sachs Asset Management.  Mr. Crowley has served as a portfolio manager of the Fund since 2010.  He is a Vice President of Eaton Vance and has managed other Eaton Vance portfolios for more than five years.

June 30, 2014	15308 6.30.14

EATON VANCE VT LARGE-CAP VALUE FUND
Supplement to Statement of Additional Information dated April 15, 2014

Messrs. Beaudry, Kaszynski and Mach are deleted from the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” and Edward J. Perkin is added as follows:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Edward J. Perkin*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
* As of May 31, 2014. Mr. Perkin became a portfolio manager effective June 30, 2014 and has assumed management responsibility for all of the accounts formerly managed by Mr. Mach.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Edward J. Perkin*	None	$1 - $10,000
*As of May 31, 2014.

June 30, 2014